Loan Receivable (Details) - Ganghua Weijia Investment Limited [Member]	Aug. 01, 2024 USD ($)
Loan Receivable [Line Items]
Principal amount	$ 216,800
Repay loan receivable term	five
Outstanding accounts payable	$ 316,800
Interest annual rate	8.00%